Acquisition of Orbital ATK Operating Results Post Acquisition (Details 1) - USD ($) $ in Millions		3 Months Ended								7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 7,742
Revenues		$ 8,721	$ 8,475	$ 8,456	$ 8,189	$ 8,156	$ 8,085	$ 7,119	$ 6,735		$ 33,841	$ 30,095	$ 26,004
Operating Income (Loss)		1,136	951	946	936	943	1,172	817	848		3,969	3,780	3,218
Net earnings		$ (409)	$ 933	$ 861	$ 863	$ 356	$ 1,244	$ 789	$ 840		$ 2,248	3,229	$ 2,869
Business Combination, Acquisition Related Costs												$ 29
Orbital ATK [Member]
Business Acquisition [Line Items]
Revenues										$ 3,100
Operating Income (Loss)										342
Net earnings										$ 273